LOSS PER SHARE (Details - Computation of basic and diluted) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net loss for the year attribute to the Company	$ (104,858)	$ (512,137)
Weighted average number of common shares outstanding, basic	151,096,262	151,096,262
Weighted average number of common shares outstanding, diluted	151,096,262	151,096,262
Basic loss per common share	$ (0.00)	$ (0.00)
Diluted loss per common share	$ (0.00)	$ (0.00)